Non-Controlling Interest	12 Months Ended
Mar. 31, 2020
Non-controlling Interest
Non-Controlling Interest
36	NON-CONTROLLING INTERESTS

Details of subsidiary that have material non-controlling interests

The Group has a number of subsidiaries held directly and indirectly which operate and are incorporated around the world. Note 35 to the financial statements lists details of the major consolidated entities and the interests in these subsidiaries. The non-controlling interests that are material to the Group relate to Eros International Media Limited and its subsidiaries whose principal place of business is in India.

The table below shows the summarized financial information of Eros International Media Limited and its subsidiaries (EIML) as at March 31, 2020, non-controlling interests held an economic interest by virtue of shareholding of 37.69% (March 2019: 37.61%). The change in shareholding was due to exercise of 0.08% (March 2019: 0.11%)  ESOP by employees. The summarized financial information represents amounts before inter-company eliminations.

	Year ended March 31
	(in thousands)
EIML	2020	2019
Current assets	$170,724	$183,944
Non-current assets	152,059	385,463
Current liabilities	(147,004)	(158,182)
Non-current liabilities	(21,285)	(53,210)
Total net assets attributable	$154,494	$358,015
Equity attributable to owners of the Group	$95,127	$222,486
Equity attributable to non-controlling interests	$59,367	$135,529

Revenue	$119,821	$149,969
Expenses (including impairment of $ 208,931)	(313,660)	(114,709)
Profit for the year	$(193,839)	$35,260
Profit attributable to the owners of the Group	$(121,127)	$21,846
Profit attributable to non-controlling interests	$(72,712)	$13,414

Other comprehensive (loss)/income during the year	$(9,861)	$(12,500)
Total comprehensive income during the year	$(203,700)	$22,760
Total comprehensive income attributable to the owners of the Group	(127,093)	15,354
Total comprehensive income attributable to non-controlling interests	(76,607)	7,406

Net cash inflow from operating activities	$7,654	$50,470
Net cash outflow from investing activities	(13,635)	(37,729
Net cash inflow from financing activities	(12,901)	(14,462)
Net cash (outflow)/inflow	$(18,882)	$36,008

No dividends were paid to non-controlling interests during the year ended March 31, 2020. (2019: Nil).